Other equity - Summary of Debenture Redemption Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	₨ 64,745		₨ 78,848
Ending balance	126,373	$ 1,666	64,745
Debentures Redemption Reserve
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	1,602		2,296
Debenture redemption reserve created during the year	5		117
Recognition of non-controlling interests pursuant to the Transaction	(188)
Allocation of other equity to non controlling interest	(23)
Debenture redemption reserve transferred to retained earnings /(losses) during the year	(140)		(811)
Ending balance	₨ 1,256		₨ 1,602